OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Non-current deferred installation expenses	[1]	$ 2,674	$ 3,049
Deposits		279	316
Other non-current assets		$ 2,953	$ 3,365

[1]	See Note 1W.